UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-07470



                             HERITAGE SERIES TRUST
                             ---------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                          RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                    (Name and Address of Agent for Service)

                                    Copy to:
                          CLIFFORD J. ALEXANDER, ESQ.
                  Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036



Date of fiscal year end: October 31

Date of reporting period: July 31

ITEM 1. SCHEDULE OF INVESTMENTS



---------------------------------------------------------------------------------------------------------------------
                                       HERITAGE SERIES TRUST - CORE EQUITY FUND
                                                 INVESTMENT PORTFOLIO
                                                     JULY 31, 2005
                                                      (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                        % OF NET
                                                                          SHARES             VALUE       ASSETS
                                                                          ------             -----       ------
COMMON STOCKS
-------------
     ADVERTISING
     -----------
         Omnicom Group, Inc.                                                7,500  $        636,525       3.0%
                                                                                   ----------------  ----------
     AEROSPACE/DEFENSE
     -----------------
         United Technologies Corporation                                   12,800           648,960       3.0%
                                                                                   ----------------  ----------
     AGRICULTURE
     -----------
         Altria Group, Inc.                                                 6,000          401,760        1.9%
                                                                                   ----------------  ----------
     ANALOG SEMICONDUCTORS
     ---------------------
         Analog Devices, Inc.                                               8,300          325,360        1.5%
                                                                                   ----------------  ----------
     BANKS
     -----
         Bank of America Corporation                                        6,600          287,760        1.3%
         Wachovia Corporation                                              14,500          730,510        3.4%
                                                                                   ----------------  ----------
                                                                                         1,018,270        4.7%
     BEVERAGES
     ---------
         The Coca-Cola Company                                              9,800          428,848        2.0%
                                                                                   ----------------  ----------
     COMPUTERS
     ---------
         Dell Inc.*                                                        18,400          744,648        3.5%
                                                                                   ----------------  ----------
     DIVERSIFIED MANUFACTURER
     ------------------------
         Tyco International Ltd.                                           16,800          511,896        2.4%
                                                                                   ----------------  ----------
     ELECTRICAL COMPONENTS & EQUIPMENT
     ---------------------------------
         Emerson Electric Company                                           9,200          605,360        2.8%
                                                                                   ----------------  ----------
     ENTERTAINMENT
     -------------
         International Game Technology                                     11,900          325,584        1.5%
                                                                                   ----------------  ----------
     ENVIRONMENTAL CONTROL
     ---------------------
         Waste Management, Inc.                                            19,900          559,588        2.6%
                                                                                   ----------------  ----------
     FINANCIAL SERVICES
     ------------------
         American Express Company                                           7,500          412,500        1.9%
         Citigroup Inc.                                                    16,000          696,000        3.3%
         Merrill Lynch & Co., Inc.                                          5,100          299,778        1.4%
                                                                                   ----------------  ----------
                                                                                         1,408,278        6.6%
     HEALTHCARE PRODUCTS
     -------------------
         Baxter International, Inc.                                        16,900          663,663        3.1%
         Guidant Corporation                                               10,200          701,760        3.3%
                                                                                   ----------------  ----------
                                                                                         1,365,423        6.4%
     HEALTHCARE SERVICES
     -------------------
         HCA Inc.                                                           7,000          344,750        1.6%
                                                                                   ----------------  ----------
     HOUSEHOLD PRODUCTS
     ------------------
         Kimberly-Clark Corporation                                         6,400          408,064        1.9%
                                                                                   ----------------  ----------
     HOUSEWARES
     ----------
         Newell Rubbermaid, Inc.                                           23,900          594,393        2.8%
                                                                                   ----------------  ----------
     INTERNET
     --------
         Symantec Corporation*                                             33,500          735,984        3.4%
                                                                                   ----------------  ----------
      MULTIMEDIA
     ----------
         Time Warner Inc.                                                  34,600          588,892        2.8%
         Viacom Inc., Class "B"                                            16,600          555,934        2.6%
                                                                                   ----------------  ----------
                                                                                         1,144,826        5.4%
     PHARMACEUTICALS
     ---------------
         Pfizer, Inc.                                                      22,900          606,850        2.8%
         Wyeth                                                              9,300          425,475        2.0%
                                                                                   ----------------  ----------
                                                                                         1,032,325        4.8%


---------------------------------------------------------------------------------------------------------------------
                                       HERITAGE SERIES TRUST - CORE EQUITY FUND
                                                 INVESTMENT PORTFOLIO
                                                     JULY 31, 2005
                                                      (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                        % OF NET
                                                                          SHARES             VALUE       ASSETS
                                                                          ------             -----       ------
     RETAIL
     ------
         CVS Corporation                                                   13,300          412,699        1.9%
         Home Depot, Inc.                                                  16,400          713,564        3.3%
         McDonald's Corporation                                            12,700          395,859        1.9%
         Wal-Mart Stores, Inc.                                             11,900          587,265        2.7%
                                                                                  -----------------  ----------
                                                                                         2,109,387        9.8%
     SEMICONDUCTOR EQUIPMENT
     -----------------------
         Applied Materials, Inc.                                           25,100          463,346        2.3%
                                                                                 -----------------  ----------
     SOFTWARE
     --------
         Microsoft Corporation                                             30,900          791,349        3.7%
         Oracle Corporation*                                               50,800          689,864        3.2%
                                                                                  -----------------  ----------
                                                                                         1,481,213        6.9%
     TELECOMMUNICATIONS
     ------------------
         Cisco Systems, Inc.*                                              16,800          321,720        1.5%
         Nokia Corporation, Sponsored ADR                                  30,300          483,285        2.3%
                                                                                  -----------------  ----------
                                                                                           805,005        3.8%
     TRANSPORTATION
     --------------
         FedEx Corporation                                                  4,300          361,587        1.7%
                                                                                    ---------------    -------
Total Common Stocks (cost $18,255,415)                                                  18,461,380       86.3%
                                                                                    ---------------    -------


REPURCHASE AGREEMENT
--------------------
 Repurchase Agreement with State
 Street Bank and Trust Company, dated
 July 29, 2005 @ 3.17% to be
 repurchased at $2,860,756 on August
 1, 2005, collateralized by $3,000,000
 United States Treasury Notes, 3.625%
 due May 15, 2013, (market value
 $2,909,664 including interest)
 (cost $2,860,000) . . . . . . . . . . . . . .                                           2,860,000       13.4%
                                                                                      --------------   --------
TOTAL INVESTMENT PORTFOLIO (COST $21,115,415) (a)                                       21,321,380       99.7%
OTHER ASSETS AND LIABILITIES, NET,                                                          63,308        0.3%
                                                                                      --------------   --------
NET ASSETS                                                                            $ 21,384,688      100.0%
                                                                                      ==============   =======

---------
* Non-income producing security.

(a) The aggregate identified cost for
    federal income tax purposes is the same.
    Market value includes net unrealized
    appreciation of $205,965 which consists
    of aggregate gross unrealized
    appreciation for all securities in which there is an excess of market value over tax cost of $428,136 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $222,171.

ADR - American Depository Receipt.

-------------------------------------------------------------------------------------------------------------------
                                    HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                                                  INVESTMENT PORTFOLIO
                                                     JULY 31, 2005
                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
                                                                                                          % OF NET
                                                                               SHARES          VALUE       ASSETS
                                                                               ------      ------------    ------
COMMON STOCKS
-------------
     AEROSPACE/DEFENSE
     -----------------
         Alliant Techsystems Inc.*                                               30,500    $ 2,193,650        1.0%
                                                                                          -------------   ---------
     APPAREL
     -------
         Columbia Sportswear Company*                                            73,100      3,716,404        1.7%
                                                                                          -------------   ---------
     BIOTECHNOLOGY
     -------------
         Celgene Corporation*                                                    69,800      3,339,930        1.5%
         Charles River Laboratories International, Inc.*                         86,375      4,206,462        1.9%
         Invitrogen Corporation*                                                 46,000      3,945,420        1.8%
                                                                                          -------------   ---------
                                                                                            11,491,812        5.2%
     BUILDING MATERIALS
     ------------------
         Rinker Group Ltd., Sponsored ADR                                        62,175      3,571,332        1.6%
                                                                                          -------------   ---------
     COMMERCIAL SERVICES
     -------------------
         ChoicePoint Inc.*                                                      105,575      4,603,070        2.1%
         Weight Watchers International Inc.*                                     68,300      3,880,806        1.8%
                                                                                          -------------   ---------
                                                                                             8,483,876        3.9%
     COMPUTERS
     ---------
         Diebold, Inc.                                                           71,925      3,573,234        1.6%
         FactSet Research Systems Inc.                                          118,600      4,350,248        2.0%
                                                                                          -------------   ---------
                                                                                             7,923,482        3.6%
     DIVERSIFIED MANUFACTURER
     ------------------------
         Actuant Corporation, Class "A" *                                        22,050      1,025,986        0.5%
         Danaher Corporation                                                     19,550      1,084,048        0.5%
                                                                                          -------------   ---------
                                                                                             2,110,034        1.0%
     ELECTRONICS
     -----------
         Fisher Scientific International Inc.*                                   48,650      3,261,982        1.5%
         Vishay Intertechnology, Inc.*                                          354,800      4,974,296        2.3%
         Waters Corporation*                                                     91,475      4,141,988        1.9%
                                                                                          -------------   ---------
                                                                                            12,378,266        5.7%
     ENTERTAINMENT
     -------------
         GTECH Holdings Corporation                                             293,150      8,782,774        4.0%
         International Game Technology                                           55,400      1,515,744        0.7%
                                                                                          -------------   ---------
                                                                                            10,298,518        4.7%
     ENVIRONMENTAL CONTROL
     ---------------------
         Republic Services, Inc.                                                 80,075      2,902,719        1.3%
                                                                                          -------------   ---------

     FINANCIAL SERVICES
     ------------------
         Ameritrade Holding Corporation*                                        212,875      4,157,449        1.9%
         T. Rowe Price Group, Inc.                                               67,675      4,490,236        2.0%
                                                                                          -------------   ---------
                                                                                             8,647,685        3.9%
     HEALTHCARE PRODUCTS
     -------------------
         C.R. Bard, Inc.                                                         28,700      1,916,873        0.9%
         Henry Schein, Inc.*                                                     81,000      3,496,770        1.6%
         INAMED Corporation*                                                     69,000      4,996,980        2.3%
         Kinetic Concepts, Inc.*                                                 51,750      3,103,448        1.4%
         Mentor Corporation                                                      22,550      1,121,862        0.5%
         ResMed Inc.*                                                            98,900      6,626,300        3.0%
         Stryker Corporation                                                     99,125      5,361,671        2.5%
                                                                                          -------------   ---------
                                                                                            26,623,904       12.2%

-------------------------------------------------------------------------------------------------------------------
                                    HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                                                  INVESTMENT PORTFOLIO
                                                     JULY 31, 2005
                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
                                                                                                          % OF NET
                                                                               SHARES          VALUE       ASSETS
                                                                               ------      ------------    ------
     HEALTHCARE SERVICES
     -------------------
         Pacificare Health Systems, Inc.*                                        31,800      2,423,160        1.1%
                                                                                          -------------   ---------
     HOME BUILDERS
     -------------
         D.R. Horton, Inc.                                                       64,500      2,649,660        1.2%
                                                                                          -------------   ---------
     HOME FURNISHINGS
     ----------------
         Tempur-Pedic International Inc.*                                        82,250      1,415,522        0.6%
                                                                                          -------------   ---------
      INTERNET
      --------
         Check Point Software Technologies Ltd.*                                174,700      3,935,991        1.8%
         IAC/InterActiveCorp*                                                   257,550      6,876,585        3.1%
                                                                                          -------------   ---------
                                                                                            10,812,576        4.9%
     LEISURE TIME
     ------------
         Carnival Corporation                                                    60,325      3,161,030        1.1%
         Royal Caribbean Cruises Ltd.                                            88,000      3,999,600        2.0%
                                                                                          -------------   ---------
                                                                                             7,160,630        3.1%
     LODGING
     -------
         Harrah's Entertainment, Inc.                                            69,800      5,496,052        2.5%
         Station Casinos, Inc.                                                   90,050      6,614,172        3.0%
                                                                                          -------------   ---------
                                                                                            12,110,224        5.5%
     LOGIC SEMICONDUCTORS
     --------------------
         Altera Corporation*                                                    274,200      5,996,755        2.7%
         ATI Technologies Inc.*                                                 301,775      3,799,347        1.7%
                                                                                          -------------   ---------
                                                                                             9,796,102        4.4%
     OIL & GAS
     ---------
         Nabors Industries Ltd.*                                                 83,450      5,461,803        2.5%
         Patterson-UTI Energy, Inc.                                             224,975      7,385,929        3.4%
         Rowan Companies, Inc.                                                  116,275      3,971,954        1.8%
                                                                                          -------------   ---------
                                                                                            16,819,686        7.7%
     OIL & GAS SERVICES
     ------------------
         BJ Services Company                                                     39,200      2,390,808        1.1%
                                                                                          -------------   ---------
     PHARMACEUTICALS
     ---------------
         Caremark Rx, Inc.*                                                      59,800      2,665,884        1.2%
                                                                                          -------------   ---------
     RETAIL
     ------
         Brinker International, Inc.*                                            55,250      2,259,726        1.0%
         Michaels Stores, Inc.                                                   79,875      3,274,875        1.5%
         The Cheesecake Factory Inc.*                                           139,400      4,984,944        2.3%
                                                                                          -------------   ---------
                                                                                            10,519,545        4.8%
     SEMICONDUCTOR EQUIPMENT
     -----------------------
         ASML Holding N.V.*                                                      84,400      1,485,440        0.7%
                                                                                          -------------   ---------
     SOFTWARE
     --------
         Avid Technology, Inc.*                                                  73,000      3,003,951        1.4%
         Citrix Systems, Inc.*                                                  191,000      4,551,530        2.1%
         Fair Isaac Corporation                                                 117,700      4,429,051        2.0%
         Take-Two Interactive Software, Inc.*                                    80,475      1,980,490        0.9%
                                                                                          -------------   ---------
                                                                                            13,965,022        6.4%
     TELECOMMUNICATIONS
     ------------------
         Amdocs Ltd.*                                                           141,100      4,189,259        1.9%
         Comverse Technology, Inc.*                                             169,200      4,279,068        2.0%
         Scientific-Atlanta, Inc.                                                56,425      2,172,362        1.0%
                                                                                          -------------   ---------
                                                                                            10,640,689        4.9%

-------------------------------------------------------------------------------------------------------------------
                                    HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                                                  INVESTMENT PORTFOLIO
                                                     JULY 31, 2005
                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
                                                                                                          % OF NET
                                                                               SHARES          VALUE       ASSETS
                                                                               ------      ------------    ------
     TELEVISION, CABLE & RADIO
     -------------------------
         Univision Communications Inc., Class "A"*                              135,300      3,826,284        1.7%
         XM Satellite Radio Holdings Inc., Class "A"*                            96,875      3,451,656        1.6%
                                                                                         --------------   ---------
                                                                                             7,277,940        3.3%
                                                                                         --------------   ---------
Total Common Stocks (cost $168,540,983)                                                     212,474,570      96.7%
                                                                                         --------------   ---------

REPURCHASE AGREEMENT
--------------------
 Repurchase Agreement with State Street
 Bank and Trust Company, dated
 July 29, 2005 @ 3.17% to be
 repurchased at $13,201,486 on
 August 1, 2005, collateralized by
 $13,825,000 United States Treasury Notes,
 3.625% due May 15, 2013,
 (market value $13,408,700 including interest)
 (cost $13,198,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13,198,000       6.0%
                                                                                         --------------   ---------
TOTAL INVESTMENT PORTFOLIO (COST $181,738,983) (a)                                          225,672,570     102.7%

OTHER ASSETS AND LIABILITIES, NET,                                                           (5,858,006)     -2.7%
                                                                                         --------------   ---------
NET ASSETS                                                                               $  219,814,564     100.0%
                                                                                         ==============   =========

-----
* Non-income producing security.


(a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $43,933,587 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $46,632,291 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $2,698,704.

ADR -   American Depository Receipt.

------------------------------------------------------------------------------------------------------------------------------------
                                             HERITAGE SERIES TRUST - GROWTH EQUITY FUND
                                                        INVESTMENT PORTFOLIO
                                                            JULY 31, 2005
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         % OF NET
                                                                     SHARES                       VALUE                   ASSETS
                                                                     ------                       -----                   ------
COMMON STOCKS
-------------
   AEROSPACE/DEFENSE
   -----------------
      Boeing Company                                                   56,200                 $ 3,709,762                  3.0%
      United Technologies Corporation                                  41,400                   2,098,980                  1.7%
                                                                                             -------------             -------------
                                                                                                5,808,742                  4.7%
   ANALOG SEMICONDUCTORS
   ---------------------
      Maxim Integrated Products, Inc.                                  60,300                   2,524,761                  2.0%
      SigmaTel, Inc.*                                                  47,000                     941,410                  0.8%
                                                                                             -------------             -------------
                                                                                                3,466,171                  2.8%
   BEVERAGES
   ---------
      The Coca-Cola Company                                            15,650                     684,844                  0.6%
                                                                                             -------------             -------------
   BIOTECHNOLOGY
   -------------
      Genentech Inc.*                                                   8,600                     768,238                  0.6%
                                                                                             -------------             -------------
   COMMERCIAL SERVICES
   -------------------
      McKesson Corporation                                             30,550                   1,374,750                  1.1%
                                                                                             -------------             -------------
   COMMUNICATION SEMICONDUCTORS
   ----------------------------
      Broadcom Corporation, Class "A" *                                12,925                     552,802                  0.4%
                                                                                             -------------             -------------
   COMPUTERS
   ---------
      Dell, Inc.*                                                      68,800                   2,784,336                  2.2%
                                                                                             -------------             -------------
   COSMETICS/PERSONAL CARE
   -----------------------
      Procter & Gamble Company                                         56,850                   3,162,566                  2.6%
                                                                                             -------------             -------------
   DIVERSIFIED MANUFACTURER
   ------------------------
      General Electric Company                                        146,200                   5,043,900                  4.1%
                                                                                             -------------             -------------
   ELECTRICAL COMPONENTS & EQUIPMENT
   ---------------------------------
      Emerson Electric Company                                         22,050                   1,450,890                  1.2%
                                                                                             -------------             -------------
   FINANCIAL SERVICES
   ------------------
      American Express Company                                         40,250                   2,213,750                  1.8%
      Capital One Financial Corporation                                17,650                   1,456,125                  1.2%
      CapitalSource Inc.*                                             130,350                   2,552,253                  2.0%
      Citigroup Inc.                                                   35,533                   1,545,686                  1.2%
      Franklin Resources, Inc.                                         10,600                     856,692                  0.7%
      Goldman Sachs Group, Inc.                                        23,300                   2,504,284                  2.1%
      Morgan Stanley                                                   54,000                   2,864,700                  2.3%
      The First Marblehead Corporation*                                22,000                     764,500                  0.6%
                                                                                             -------------             -------------
                                                                                               14,757,990                 11.9%
   HEALTHCARE PRODUCTS
   -------------------
      Gen-Probe Inc.*                                                  25,500                   1,124,295                  0.9%
      Johnson & Johnson                                                49,950                   3,194,802                  2.6%
                                                                                             -------------             -------------
                                                                                                4,319,097                  3.5%
   HEALTHCARE SERVICES
   -------------------
      DaVita Inc.*                                                     14,350                     677,894                  0.6%
      UnitedHealth Group Inc.                                          43,400                   2,269,820                  1.8%
                                                                                             -------------             -------------
                                                                                                2,947,714                  2.4%
   HOME BUILDERS
   -------------
      Standard Pacific Corporation                                     16,750                   1,597,782                  1.3%
                                                                                             -------------             -------------
   INSURANCE
   ---------
      American International Group, Inc.                               12,300                     740,460                  0.6%
                                                                                             -------------             -------------

------------------------------------------------------------------------------------------------------------------------------------
                                             HERITAGE SERIES TRUST - GROWTH EQUITY FUND
                                                        INVESTMENT PORTFOLIO
                                                            JULY 31, 2005
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         % OF NET
                                                                      SHARES                      VALUE                    ASSETS
                                                                      ------                      -----                    ------
   INTERNET
   --------
      eBay Inc.*                                                       46,050                  1,923,969                   1.6%
      Google Inc., Class "A" *                                          7,825                  2,251,722                   1.8%
      Shanda Interactive Entertainment Ltd.*                           11,150                    364,715                   0.3%
      Yahoo! Inc.*                                                     96,200                  3,207,308                   2.6%
                                                                                             ------------              -------------
                                                                                               7,747,714                   6.3%
   LODGING
   -------
      Harrah's Entertainment, Inc.                                     40,750                  3,208,655                   2.6%
      Starwood Hotels & Resorts Worldwide Inc.                         19,350                  1,225,242                   1.0%
                                                                                             ------------              -------------
                                                                                               4,433,897                   3.6%
   LOGIC SEMICONDUCTORS
   --------------------
      ATI Technologies Inc.*                                          152,900                  1,925,011                   1.6%
      Intel Corporation                                               119,850                  3,252,729                   2.6%
      Xilinx, Inc.                                                     55,500                  1,573,425                   1.3%
                                                                                             ------------              -------------
                                                                                               6,751,165                   5.5%
   MULTIMEDIA
   ----------
      News Corporation, Class "A"                                      63,900                  1,046,682                   0.8%
                                                                                             ------------              -------------
   OIL & GAS
   ---------
      ENSCO International Inc.                                         42,250                  1,706,055                   1.4%
                                                                                             ------------              -------------
   OIL & GAS SERVICES
   ------------------
      Halliburton Company                                              44,350                  2,485,818                   2.0%
                                                                                             ------------              -------------
   PHARMACEUTICALS
   ---------------
      Abbott Laboratories                                              23,000                  1,072,490                   0.9%
      Cardinal Health, Inc.                                            57,750                  3,440,745                   2.8%
      Caremark Rx, Inc.*                                               41,350                  1,843,383                   1.5%
      Eli Lilly & Company                                              68,050                  3,832,576                   3.1%
      Gilead Sciences, Inc.*                                           76,500                  3,427,965                   2.8%
      NPS Pharmaceuticals, Inc.*                                       49,850                    541,870                   0.4%
      Rigel Pharmaceuticals, Inc.*                                     33,700                    729,436                   0.6%
      Schering-Plough Corporation                                      94,250                  1,962,285                   1.6%
      Teva Pharmaceutical Industries Ltd., Sponsored ADR               44,350                  1,392,590                   1.1%
                                                                                             ------------              -------------
                                                                                              18,243,340                  14.8%
   RETAIL
   ------
      CVS Corporation                                                  33,500                  1,039,505                   0.8%
      Home Depot, Inc.                                                 52,150                  2,269,046                   1.8%
      Kohl's Corporation*                                              19,800                  1,115,730                   0.9%
      Lowe's Companies, Inc.                                           14,750                    976,745                   0.8%
      McDonald's Corporation                                          102,700                  3,201,158                   2.6%
      Outback Steakhouse, Inc.                                         27,900                  1,299,582                   1.1%
      Target Corporation                                               51,250                  3,010,938                   2.4%
      Wal-Mart Stores, Inc.                                            52,175                  2,574,836                   2.1%
                                                                                             ------------              -------------
                                                                                              15,487,540                  12.5%
   SEMICONDUCTOR EQUIPMENT
   -----------------------
      Entegris, Inc.*                                                  48,550                    571,433                   0.5%
                                                                                             ------------              -------------
   SOFTWARE
   --------
      First Data Corporation                                           15,100                    621,214                   0.5%
      Mercury Interactive Corporation*                                 50,900                  2,003,933                   1.6%
      Microsoft Corporation                                           216,650                  5,548,406                   4.5%
                                                                                             ------------              -------------
                                                                                               8,173,553                   6.6%

------------------------------------------------------------------------------------------------------------------------------------
                                             HERITAGE SERIES TRUST - GROWTH EQUITY FUND
                                                        INVESTMENT PORTFOLIO
                                                            JULY 31, 2005
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       % OF NET
                                                                      SHARES                         VALUE               ASSETS
                                                                      ------                         -----               ------
   TELECOMMUNICATIONS
   ------------------
      Nokia Corporation, Sponsored ADR, Class "A"                     171,850                    2,741,007               2.2%
      QUALCOMM Inc.                                                    59,350                    2,343,732               1.9%
                                                                                             --------------            -------------
                                                                                                 5,084,739               4.1%
   TRANSPORTATION
   --------------
      FedEx Corporation                                                22,400                    1,883,618               1.5%
                                                                                             --------------            -------------
Total Common Stocks (cost $115,475,307)                                                        123,075,836              99.6%
                                                                                             --------------            -------------
REPURCHASE AGREEMENT
--------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated
July 29, 2005 @ 3.17% to be
repurchased at $920,243 on
August 1, 2005, collateralized by
$965,000 United States Treasury Notes,
3.625% due May 15, 2013,
(market value $935,942 including interest)
(cost $920,000) . . . . . . . . . . . . . . . . . . . . . . . . . . .                              920,000               0.7%
                                                                                             --------------            -------------
TOTAL INVESTMENT PORTFOLIO (COST $116,395,307) (a)                                             123,995,836             100.3%
OTHER ASSETS AND LIABILITIES, NET,                                                                (339,689)             -0.3%
                                                                                             --------------            -------------
NET ASSETS                                                                                   $ 123,656,147             100.0%
                                                                                             ==============            =============

--------------
* Non-income producing security.

(a)The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $7,600,529 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $10,486,093 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $2,885,564.

ADR -   American Depository Receipt.

------------------------------------------------------------------------------------------------------------------------------------
                                     HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                   INVESTMENT PORTFOLIO
                                                       JULY 31, 2005
                                                        (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         % OF NET
                                                                                         SHARES           VALUE           ASSETS
                                                                                         ------           -----           ------
COMMON STOCKS (a)
-----------------
     AUSTRALIA
     ---------
          Amcor Ltd.                                                                          1,204  $          6,407         0.0%
          BHP Billiton Ltd.                                                                  92,754         1,363,130         1.2%
          Brambles Industries Ltd.                                                           12,815            80,839         0.1%
          CSL Ltd.                                                                            6,559           173,665         0.2%
          Macquarie Bank Ltd.                                                                 2,554           122,141         0.1%
          Newcrest Mining Ltd.                                                               43,850           545,567         0.5%
          Patrick Corporation Ltd                                                            30,558           134,772         0.1%
          Rio Tinto Ltd.                                                                     14,863           554,197         0.5%
          Transurban Group                                                                   18,683           101,545         0.1%
                                                                                                     -----------------   ----------
                                                                                                            3,082,263         2.8%
     AUSTRIA
     -------
          Bank Austria Creditanstalt AG                                                       9,969         1,057,393         1.0%
          Erste Bank der Oesterreichischen Sparkassen AG*                                     8,753           445,894         0.4%
          Flughafen Wien AG*                                                                  2,492           160,346         0.1%
          OMV AG*                                                                            24,530         1,142,494         1.0%
          Raiffeisen International Bank-Holding AG*                                          12,435           701,634         0.6%
          Telekom Austria AG                                                                 14,991           303,104         0.3%
          Wienerberger AG                                                                     4,925           228,488         0.2%
                                                                                                     -----------------   ----------
                                                                                                            4,039,353         3.6%
     BELGIUM
     -------
          Almancora Communication VA                                                          2,078           202,893         0.2%
          Fortis SA/NV                                                                       11,218           328,320         0.3%
          InBev NV                                                                            2,868           106,619         0.1%
          KBC Groupe SA                                                                      10,843           864,710         0.8%
                                                                                                     -----------------   ----------
                                                                                                            1,502,542         1.4%
     BRAZIL
     ------
          Aracruz Celulose SA, Sponsored ADR                                                  2,990           111,258         0.1%
                                                                                                     -----------------   ----------
     CANADA
     ------
          Bema Gold Corporation*                                                             33,918            73,879         0.1%
          Canadian Natural Resources Ltd.                                                     9,910           412,310         0.4%
          Centerra Gold Inc.*                                                                   789            11,522         0.0%
          Eldorado Gold Corporation*                                                         19,106            51,592         0.1%
          EnCana Corporation                                                                  8,446           347,748         0.3%
          Ivanhoe Mines Ltd.*                                                                 4,718            34,833         0.0%
          Petro-Canada                                                                        3,032           217,741         0.2%
          Talisman Energy Inc.                                                                3,043           133,283         0.1%
          Teck Cominco Ltd., Class "B"                                                        3,499           133,646         0.1%
                                                                                                     -----------------   ----------
                                                                                                            1,416,554         1.3%
     CHINA
     -----
          Beijing Capital International Airport Co., Ltd., Class "H"                        102,000            42,308         0.0%
          Shenzhen Chiwan Wharf Holdings Ltd., Class "B"                                     28,080            43,988         0.0%
          Weiqiao Textile Co., Ltd., Class "H"                                              114,999           151,603         0.1%
          Wumart Stores, Inc.                                                                51,789            87,923         0.1%
                                                                                                     -----------------   ----------
                                                                                                              325,822         0.2%
     CYPRUS
     ------
          Bank of Cyprus Public Company Ltd.                                                 12,230            48,951         0.0%
                                                                                                     -----------------   ----------
     CZECH
     -----
          Cesky Telecom, AS*                                                                  8,888           163,825         0.1%
          CEZ, AS                                                                             6,239           132,054         0.1%
          Komercni Banka, AS                                                                  9,630         1,281,806         1.2%
                                                                                                     -----------------   ----------
                                                                                                            1,577,685         1.4%
     DENMARK
     -------
          Chr. Hansen Holding A/S, Class "B"                                                  1,075           167,783         0.2%
          Danske Bank A/S                                                                    10,276           320,770         0.3%
          Kobenhavns Lufthavne A/S                                                            1,233           295,681         0.3%
          Royal UNIBREW A/S                                                                   1,200           104,962         0.1%
          Vestas Wind Systems A/S*                                                            3,600            66,138         0.1%
                                                                                                     -----------------   ----------
                                                                                                              955,334         1.0%
     FINLAND
     -------


------------------------------------------------------------------------------------------------------------------------------------
                                     HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                   INVESTMENT PORTFOLIO
                                                       JULY 31, 2005
                                                        (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         % OF NET
                                                                                         SHARES           VALUE           ASSETS
                                                                                         ------           -----           ------
          Fortum Oyj                                                                         18,030           329,560         0.3%
          Neste Oil Oyj*                                                                      6,992           194,446         0.2%
          Nokia Oyj                                                                          29,119           465,144         0.4%
          Stockmann Oyj Abp, "B" Shares                                                       3,150           126,922         0.1%
          UPM-Kymmene Corporation                                                             5,300           103,047         0.1%
                                                                                                     -----------------   ----------
                                                                                                            1,219,119         1.1%
     FRANCE
     ------
          Accor SA                                                                            1,306            66,530         0.1%
          Air Liquide                                                                         2,316           411,530         0.4%
          Alcatel SA*                                                                        31,688           387,034         0.3%
          Altran Technologies SA*                                                             3,443            31,028         0.0%
          Atos Origin SA*                                                                     1,590           113,493         0.1%
          Autoroutes du Sud de la France                                                      5,679           323,739         0.3%
          AXA SA                                                                              3,391            92,706         0.1%
          BNP Paribas                                                                         9,694           701,356         0.6%
          Bouygues                                                                            9,579           419,539         0.4%
          Compagnie de Saint-Gobain                                                           1,759           105,715         0.1%
          Compagnie Generale des Establissements Michelin                                     1,581            97,510         0.1%
          France Telecom SA                                                                  21,412           661,472         0.6%
          Gaz de France                                                                       5,231           171,814         0.2%
          Generale de Sante                                                                   3,374           102,799         0.1%
          Groupe Danone*                                                                        991            98,082         0.1%
          Havas SA*                                                                          21,014           112,147         0.1%
          JC Decaux SA*                                                                       4,037            94,208         0.1%
          Lafarge SA                                                                         11,614         1,100,165         1.0%
          LVMH Moet Hennessy Louis Vuitton SA                                                14,845         1,234,277         1.1%
          Pernod-Ricard                                                                       4,289           718,414         0.6%
          PPR SA                                                                              2,558           258,291         0.2%
          Publicis Groupe SA                                                                  3,266           111,115         0.1%
          Renault SA                                                                          1,339           122,780         0.1%
          Sanofi-Aventis SA                                                                  10,107           874,664         0.8%
          Schneider Electric SA                                                               2,748           216,148         0.2%
          Societe des Autoroutes Paris-Rhine-Rhone-SAPRR Societe                              2,627           150,839         0.1%
          Societe Television Francaise 1                                                     10,547           294,482         0.3%
          Suez SA                                                                             8,516           233,953         0.2%
          Total SA                                                                            8,022         2,014,087         1.8%
          Veolia Environnement                                                                4,288           166,481         0.1%
          Vinci SA                                                                            9,147           741,106         0.7%
          Vivendi Universal SA*                                                              11,912           379,262         0.3%
                                                                                                     -----------------   ----------
                                                                                                           12,606,766        11.3%
     GERMANY
     -------
          Adidas-Salomon AG                                                                   1,222           221,435         0.2%
          Allianz AG                                                                          1,347           171,252         0.2%
          BASF AG                                                                             5,909           419,988         0.4%
          Bayerische Hypo- und Vereinsbank AG*                                               10,996           289,414         0.3%
          Bilfinger Berger AG                                                                 2,221           114,489         0.1%
          Commerzbank AG                                                                      9,507           212,517         0.2%
          Continental AG                                                                      1,351           104,872         0.1%
          Deutsche Bank AG                                                                    4,085           354,261         0.3%
          Deutsche Boerse AG                                                                  1,310           115,100         0.1%
          Deutsche Post AG*                                                                  21,514           533,890         0.5%
          Deutsche Postbank AG                                                                1,054            54,703         0.0%
          Deutsche Telekom AG                                                                21,249           421,903         0.4%
          E.ON AG                                                                            11,560         1,071,214         1.0%
          Fraport AG Frankfurt Airport Services Worldwide                                    12,396           563,516         0.5%
          Freenet.de AG                                                                       1,284            36,442         0.0%
          Fresenius AG                                                                        1,177           140,617         0.1%
          Fresenius Medical Care AG                                                           4,897           427,827         0.4%
          Henkel KGaA                                                                         2,696           236,910         0.2%
          Hypo Real Estate Holding AG                                                         5,768           234,366         0.2%
          IVG Immobilien AG                                                                   4,173            84,526         0.1%
          KarstadtQuelle AG                                                                   9,559           130,782         0.1%
          Linde AG                                                                            2,827           198,977         0.2%
          MAN AG                                                                              3,701           172,465         0.2%
          Metro AG                                                                            7,170           360,731         0.3%
          Muenchener Rueckversicherungs AG                                                      977           113,796         0.1%
          Premiere AG*                                                                        2,342            80,134         0.1%
          RWE AG                                                                              6,581           441,091         0.4%

------------------------------------------------------------------------------------------------------------------------------------
                                     HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                   INVESTMENT PORTFOLIO
                                                       JULY 31, 2005
                                                        (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         % OF NET
                                                                                         SHARES           VALUE           ASSETS
                                                                                         ------           -----           ------
          Siemens AG                                                                          7,041           543,573         0.5%
                                                                                                     -----------------   ----------
                                                                                                            7,850,791         7.2%
     GREECE
     ------
          Alpha Bank AE                                                                       5,760           160,685         0.1%
          Hellenic Telecommunications Organization SA*                                        7,265           147,861         0.1%
          National Bank of Greece SA                                                          5,727           209,917         0.2%
                                                                                                     -----------------   ----------
                                                                                                              518,463         0.4%
     HONG KONG
     ---------
          China Merchants Holdings (International) Company Ltd.                              44,000            89,413         0.1%
          Clear Media Ltd.*                                                                  66,000            58,996         0.1%
          Texwinca Holdings Ltd.                                                             97,996            76,883         0.1%
                                                                                                     -----------------   ----------
                                                                                                              225,292         0.3%
     HUNGARY
     -------
          Egis Rt.                                                                            1,502           154,595         0.1%
          Gedeon Richter Rt.                                                                    509            80,638         0.1%
          Magyar Telekom Rt.                                                                 66,769           297,500         0.3%
          MOL Magyar Olaj-Es Gazipari Rt.                                                     1,017           101,957         0.1%
          OTP BANK Rt.                                                                       42,061         1,582,571         1.4%
                                                                                                     -----------------   ----------
                                                                                                            2,217,261         2.0%
     INDONESIA
     ---------
          Bank Mandiri Persero Tbk PT                                                       483,524            79,396         0.1%
          Indofood Sukses Makmur Tbk PT                                                     287,000            31,905         0.0%
          Semen Gresik Persero Tbk PT                                                        44,743            90,809         0.1%
          Telekomunikasi Indonesia Tbk PT                                                   309,556           175,220         0.2%
                                                                                                     -----------------   ----------
                                                                                                              377,330         0.4%
     IRELAND
     -------
          Celtic Resources Holdings PLC*                                                     10,350            62,817         0.1%
          DePfa Bank PLC                                                                      2,548            41,103         0.0%
          Dragon Oil PLC*                                                                    59,888           125,636         0.1%
                                                                                                     -----------------   ----------
                                                                                                              229,556         0.2%
     ITALY
     -----
          Assicurazioni Generali SpA                                                         21,135           691,623         0.6%
          Autostrada Torino-Milano SpA                                                        1,846            40,459         0.0%
          Banca Intesa SpA (convertible)                                                     81,040           372,041         0.3%
          Banca Intesa SpA                                                                   44,218           215,064         0.2%
          Banca Popolare dell'Emilia Romagna Scrl                                             1,843            94,556         0.1%
          Banca Popolare di Milano                                                           40,248           397,369         0.4%
          Banca Popolare di Sondrio                                                           5,722            79,812         0.1%
          Banche Popolari Unite Scrl                                                         11,036           223,405         0.2%
          Banco Popolare di Verona e Novara Scrl                                             12,086           216,075         0.2%
          Beni Stabili SpA                                                                   76,276            84,651         0.1%
          Buzzi Unicem SpA                                                                   11,852           175,810         0.2%
          Capitalia SpA                                                                      45,917           267,325         0.2%
          Cassa di Risparmio di Firenze SpA                                                 114,836           310,605         0.3%
          Credito Emiliano SpA                                                               27,784           299,923         0.3%
          Enel SpA                                                                           46,321           396,931         0.4%
          ENI SpA                                                                            14,267           405,443         0.4%
          Luxottica Group SpA                                                                 4,743           109,303         0.1%
          Mediobanca SpA                                                                      8,318           159,001         0.1%
          Saipem SpA                                                                          9,462           140,816         0.1%
          Societa Iniziative Autostradali e Servizi SpA                                       3,235            46,104         0.0%
          UniCredito Italiano SpA                                                            28,654           151,877         0.1%
                                                                                                     -----------------   ----------
                                                                                                            4,878,193         4.4%
     JAPAN
     -----
          Acom Co., Ltd.*                                                                       610            38,307         0.0%
          Aeon Credit Service Co., Ltd.*                                                      2,868           175,761         0.2%
          Aiful Corporation*                                                                  1,500           108,360         0.1%
          Aisin Seiki Co., Ltd*                                                               3,200            75,108         0.1%
          Asahi Glass Co., Ltd.                                                               8,000            77,388         0.1%
          Astellas Pharma Inc.*                                                               1,700            55,422         0.0%
          Bridgestone Corporation                                                             6,000           117,579         0.1%
          Canon Inc.                                                                         11,873           588,018         0.5%
          Credit Saison Co., Ltd.*                                                           11,217           374,683         0.3%
          Dai Nippon Printing Co., Ltd.*                                                      3,000            47,032         0.0%
          Daihatsu Motor Co., Ltd.                                                            4,000            34,383         0.0%
          Denso Corporation*                                                                  8,012           193,761         0.2%
          East Japan Railway Company*                                                            23           113,090         0.1%
          Exedy Corporation*                                                                  2,000            36,521         0.0%

------------------------------------------------------------------------------------------------------------------------------------
                                     HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                   INVESTMENT PORTFOLIO
                                                       JULY 31, 2005
                                                        (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         % OF NET
                                                                                         SHARES           VALUE           ASSETS
                                                                                         ------           -----           ------
          Fuji Photo Film Co., Ltd.*                                                          5,266           163,705         0.1%
          Fuji Television Network, Inc.*                                                         71           137,870         0.1%
          Hitachi Capital Corporation*                                                        5,300           103,389         0.1%
          Honda Motor Co., Ltd.*                                                              9,309           479,277         0.4%
          IBIDEN Company, Ltd.*                                                               4,000           107,603         0.1%
          ITO EN, Ltd.                                                                        1,500            73,620         0.1%
          Ito-Yokado Co., Ltd.                                                                2,697            89,848         0.1%
          Japan Tobacco Inc.*                                                                    77         1,097,403         1.0%
          Kao Corporation*                                                                    4,546           104,068         0.1%
          Koito Manufacturing Co., Ltd.*                                                      9,474           105,740         0.1%
          Matsushita Electric Industrial Co., Ltd.*                                          54,846           895,006         0.8%
          Mitsubishi Tokyo Financial Group, Inc.                                                 93           782,007         0.7%
          Mizuho Financial Group, Inc.*                                                          92           415,481         0.4%
          NGK Spark Plug Co., Ltd.*                                                           4,000            53,267         0.0%
          Nidec Corporation                                                                   1,400           151,641         0.1%
          Nikko Cordial Corporation                                                          15,844            68,025         0.1%
          Nissan Motor Co., Ltd.                                                             25,261           262,814         0.2%
          Nissin Food Products Co., Ltd.                                                      2,300            57,364         0.1%
          Nitto Denko Corporation*                                                            4,800           264,232         0.2%
          Nomura Holdings, Inc.                                                              26,521           314,666         0.3%
          ORIX Corporation*                                                                     300            44,413         0.0%
          Ricoh Company, Ltd.*                                                                4,000            61,390         0.1%
          Secom Co., Ltd.                                                                     2,000            88,897         0.1%
          Sharp Corporation*                                                                  3,217            48,772         0.0%
          Shin-Etsu Chemical Co., Ltd.*                                                       1,500            56,919         0.1%
          Shiseido Co., Ltd.*                                                                12,813           174,850         0.2%
          SMC Corporation*                                                                      644            73,254         0.1%
          Sony Corporation                                                                    9,486           313,482         0.3%
          Sumitomo Mitsui Financial Group Inc.                                                   68           448,831         0.4%
          Takeda Pharmaceutical Co., Ltd.*                                                    2,100           107,558         0.1%
          Takefuji Corporation                                                                2,340           151,741         0.1%
          TDK Corporation*                                                                    1,200            82,519         0.1%
          Terumo Corporation*                                                                 1,900            53,311         0.0%
          The Bank of Fukuoka, Ltd.                                                           7,000            40,280         0.0%
          The Bank of Yokohama, Ltd.*                                                        33,000           187,538         0.2%
          The Chiba Bank, Ltd.*                                                               6,000            38,748         0.0%
          The Gunma Bank, Ltd.*                                                               8,000            47,887         0.0%
          The Joyo Bank, Ltd.                                                                 9,000            43,771         0.0%
          The Seiyu, Ltd.*                                                                   44,022            79,602         0.1%
          The Sumitomo Trust & Banking Co., Ltd.*                                            20,065           123,859         0.1%
          Tokyo Broadcasting System, Inc.*                                                   19,400           334,206         0.3%
          Toppan Printing Co., Ltd.                                                           7,000            68,525         0.1%
          Toyota Motor Corporation                                                           25,332           958,990         0.9%
          Uni-Charm Corporation*                                                              3,258           125,659         0.1%
          Yamaha Motor Co., Ltd.                                                              5,800           107,718         0.1%
                                                                                                     -----------------   ----------
                                                                                                           11,625,159        10.3%
     LUXEMBOURG
     ----------
          Millicom International Cellular SA*                                                 3,856            81,901         0.1%
          SBS Broadcasting SA*                                                                2,232           106,667         0.1%
                                                                                                     -----------------   ----------
                                                                                                              188,568         0.2%
     MEXICO
     ------
          America Movil SA de CV, Series "L", Sponsored ADR                                   5,100           113,526         0.1%
          Cemex SA de CV, Sponsored ADR                                                       2,400           113,184         0.1%
          Consorcio ARA, SA de CV                                                             8,430            30,819         0.0%
          Fomento Economico Mexicano SA de CV                                                29,981           194,377         0.2%
          Fomento Economico Mexicano SA de CV, Sponsored ADR                                  3,700           240,500         0.2%
          Grupo Aeroportuario Del Surest, SA de CV, Sponsored ADR                             2,300            79,028         0.1%
          Grupo Financiero Banorte, SA de CV                                                 54,040           453,804         0.4%
          Urbi Desarrollos Urbanos, SA de CV*                                                 9,434            58,832         0.1%
                                                                                                     -----------------   ----------
                                                                                                            1,284,070         1.2%
     NETHERLANDS
     -----------
          ABN AMRO Holding NV                                                                20,399           510,179         0.5%
          Aegon NV                                                                            7,800           111,825         0.1%
          Efes Breweries International NV, 144A, Sponsored GDR*                                 700            24,850         0.0%
          Euronext NV                                                                         2,395            94,119         0.1%
          European Aeronautic Defence and Space Company                                       1,696            57,043         0.1%
          Heineken NV                                                                         7,052           224,526         0.2%
          Koninklijke Philips Electronics NV*                                                13,352           362,598         0.3%

------------------------------------------------------------------------------------------------------------------------------------
                                     HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                   INVESTMENT PORTFOLIO
                                                       JULY 31, 2005
                                                        (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         % OF NET
                                                                                         SHARES           VALUE           ASSETS
                                                                                         ------           -----           ------
          Royal Numico NV*                                                                    1,802            76,061         0.1%
          TNT NV                                                                              9,440           239,529         0.2%
          VNU NV                                                                              2,912            83,566         0.1%
                                                                                                     -----------------   ----------
                                                                                                            1,784,296         1.7%
     NEW ZEALAND
     -----------
          Auckland International Airport Ltd.                                                93,060           148,817         0.1%
                                                                                                     -----------------   ----------
     NORWAY
     ------
          Acta Holding ASA                                                                   25,000            60,153         0.1%
          DnB NOR ASA                                                                         5,869            61,555         0.1%
          Norsk Hydro ASA                                                                    13,446         1,281,658         1.2%
          Orkla ASA                                                                           3,900           153,389         0.1%
          Smedvig ASA, Class "A"                                                              3,924            95,929         0.1%
          Statoil ASA                                                                        63,845         1,388,470         1.2%
          Telenor ASA                                                                        12,931           111,689         0.1%
          TGS-NOPEC Geophysical Company ASA*                                                  1,400            42,323         0.0%
          Tomra Systems ASA                                                                  16,400            89,038         0.1%
                                                                                                     -----------------   ----------
                                                                                                            3,284,204         3.0%
     PHILIPPINES
     -----------
          Ayala Corporation                                                                   5,640            32,642         0.0%
          Bank of the Philippine Islands                                                     37,400            33,634         0.0%
          Globe Telecom, Inc.                                                                 1,910            28,571         0.0%
          Philippine Long Distance Telephone Co., Sponsored ADR                               3,100            90,117         0.1%
                                                                                                     -----------------   ----------
                                                                                                              184,964         0.1%
     POLAND
     ------
          Agora SA                                                                            6,718           141,297         0.1%
          Bank BPH                                                                            2,111           369,682         0.3%
          Bank Handlowy w Warszawie SA                                                        5,281            92,167         0.1%
          Bank Millenium SA                                                                  50,987            58,411         0.1%
          Bank Pekao SA                                                                      23,931         1,085,193         1.0%
          Bank Zachodni WBK SA                                                               11,770           403,810         0.4%
          Budimex SA*                                                                         8,720           110,042         0.1%
          CCC SA*                                                                             8,398            43,970         0.0%
          Cersanit-Krasnystaw SA*                                                             3,570           128,339         0.1%
          Grupa Kety SA                                                                       2,836           107,028         0.1%
          Inter Cars SA                                                                       3,447            28,794         0.0%
          Inter Groclin Auto SA*                                                              1,360            39,762         0.0%
          Orbis SA                                                                            5,063            38,064         0.0%
          Polska Grupa Farmaceutyczna SA                                                      2,798            44,241         0.0%
          Polski Koncern Miesny DUDA SA                                                      48,600           179,063         0.2%
          Polski Koncern Naftowy ORLEN SA                                                     5,254            84,799         0.1%
          Powszechna Kasa Oszczednosci Bank Polski SA                                       163,301         1,359,238         1.2%
          Stomil Sanok SA*                                                                      899            32,587         0.0%
          Telekomunikacja Polska SA                                                          57,651           393,863         0.4%
                                                                                                     -----------------   ----------
                                                                                                            4,740,350         4.2%
     PORTUGAL
     --------
          Banco Comercial Portugues SA                                                       70,895           181,436         0.2%
          Jeronimo Martins                                                                    4,412            64,804         0.1%
                                                                                                     -----------------   ----------
                                                                                                              246,240         0.3%
     ROMANIA
     -------
          BRD - Groupe Societe Generale                                                     157,037           232,900         0.2%
          Impact                                                                            616,687            92,524         0.1%
          Rolast SA Pitesti*                                                                635,500            21,239         0.0%
          SNP Petrom SA*                                                                  4,681,803           758,945         0.7%
          Socep Constanta*                                                                  372,000            33,744         0.0%
                                                                                                     -----------------   ----------
                                                                                                            1,139,352         1.0%
     RUSSIA
     ------
          JSC MMC Norilsk Nickel, Sponsored ADR                                              10,500           724,500         0.7%
          LUKOIL, Sponsored ADR                                                              26,404         1,091,805         1.0%
          Moscow City Telephone, Sponsored ADR                                                1,825            28,014         0.0%
          North-West Telecom, Sponsored ADR                                                   1,169            38,928         0.0%
          OAO Gazprom                                                                        17,289           691,560         0.6%
          OAO NovaTek, Sponsored GDR*                                                        13,843           231,870         0.2%
          OAO Sibirtelecom, Sponsored ADR                                                     1,843            82,419         0.1%
          Sberbank*                                                                           2,046         1,544,730         1.4%
          Uralsvyazinform, Sponsored ADR                                                     15,066           103,654         0.1%
          VolgaTelecom, Sponsored ADR                                                        19,240           137,181         0.1%
                                                                                                     -----------------   ----------
                                                                                                            4,674,661         4.2%
     SINGAPORE
     ---------


------------------------------------------------------------------------------------------------------------------------------------
                                     HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                   INVESTMENT PORTFOLIO
                                                       JULY 31, 2005
                                                        (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         % OF NET
                                                                                         SHARES           VALUE           ASSETS
                                                                                         ------           -----           ------
          Singapore Telecommunications Ltd.                                                  66,000           110,046         0.1%
                                                                                                     -----------------   ----------
     SOUTH KOREA
     -----------
          Kookmin Bank                                                                        5,450           290,262         0.3%
          Samsung Electronics Co., Ltd                                                        2,509         1,385,307         1.2%
          Samsung Electronics Co., Ltd., Sponsored GDR                                        1,235           340,551         0.3%
                                                                                                     -----------------   ----------
                                                                                                            2,016,120         1.8%
     SPAIN
     -----
          ACS, Actividades de Construcciones y Servicios, SA                                  5,456           157,829         0.1%
          Altadis, SA                                                                           428            18,097         0.0%
          Cintra Concesiones de Infraestructuras de Transporte, SA                           18,519           223,045         0.2%
          Corporacion Mapfre SA                                                               1,502            25,141         0.0%
          Endesa SA                                                                          24,160           541,239         0.5%
          Fadesa Inmobiliaria SA                                                              6,961           205,165         0.2%
          Grupo Empresarial ENCE SA                                                           4,482           126,664         0.1%
          Grupo Ferrovial SA                                                                  5,756           416,793         0.4%
          Inditex SA                                                                          5,341           142,777         0.1%
          Promotora de Informaciones, SA                                                      7,168           135,714         0.1%
                                                                                                     -----------------   ----------
                                                                                                            1,992,464         1.7%
     SWEDEN
     ------
          Autoliv, Inc., Sponsored SDR                                                        3,353           149,387         0.1%
          Capio AB                                                                            6,600           113,031         0.1%
          Elekta AB, Class "B"                                                                4,001           188,304         0.2%
          ForeningsSparbanken AB                                                             16,900           400,412         0.4%
          Getinge AB                                                                         16,234           216,356         0.2%
          H&M Hennes & Mauritz AB                                                             2,750            98,088         0.1%
          Lindex AB                                                                           1,000            48,416         0.0%
          Modern Times Group AB, Class " B"                                                   6,150           185,308         0.2%
          Nobia AB                                                                            2,144            35,476         0.0%
          Nordea Bank AB                                                                     91,500           877,768         0.8%
          Skandia Forsakrings AB                                                             38,186           216,351         0.2%
          Skandinaviska Enskilda Banken AB                                                   42,600           756,992         0.7%
          Skanska AB, "B" Shares                                                             54,974           711,420         0.6%
          Svenska Cellulosa AB, Class "B"                                                     2,100            71,118         0.1%
          Svenska Handelsbanken, Class "A"                                                   14,797           319,147         0.3%
          Telefonaktiebolaget LM Ericsson, Class "B"                                         19,146            65,579         0.1%
          TeliaSonera AB                                                                      7,000            34,612         0.0%
                                                                                                     -----------------   ----------
                                                                                                            4,487,765         4.1%
     SWITZERLAND
     -----------
          Adecco SA                                                                           1,056            52,878         0.0%
          BKW FMB Energie AG                                                                    590            39,766         0.0%
          Compagnie Financiere Richemont AG                                                   8,971           316,435         0.3%
          Credit Suisse Group                                                                 5,648           236,961         0.2%
          Holcim Ltd.                                                                        20,671         1,279,993         1.1%
          Nestle SA*                                                                          5,760         1,581,975         1.4%
          Novartis AG                                                                        21,786         1,061,287         1.0%
          Roche Holding AG                                                                   11,920         1,622,550         1.5%
          SGS SA                                                                                 82            61,670         0.1%
          The Swatch Group AG, Class " B"                                                     4,103           588,784         0.5%
          UBS AG                                                                              1,387           114,120         0.1%
          Unique Zurich Airport                                                                 132            21,537         0.0%
                                                                                                     -----------------   ----------
                                                                                                            6,977,956         6.2%
     TURKEY
     ------
          Akbank TAS                                                                        144,367           799,320         0.7%
          Aygaz AS                                                                           11,362            27,046         0.0%
          Cimsa Cimento Sanayi VE Tica                                                       17,941           103,389         0.1%
          Dogan Sirketler Grubu Holdings                                                    188,969           549,469         0.5%
          Haci Omer Sabanci Holding AS                                                      158,896           688,250         0.6%
          Hurriyet Gazetecilik ve Matbaacilik AS                                             17,455            46,021         0.0%
          Is Finansal Kiralama AS*                                                            9,420            27,533         0.0%
          Koc Holding AS                                                                    106,325           492,579         0.4%
          Migros Turk TAS                                                                     7,265            57,463         0.1%
          Turkcell Iletisim Hizmet AS                                                         3,239            17,811         0.0%
          Turkiye Garanti Bankasi AS*                                                       260,046           716,963         0.6%
          Turkiye Is Bankasi AS, Class "C"                                                  102,243           581,495         0.5%
          Yapi ve Kredi Bankasi AS*                                                          11,849            51,770         0.0%
                                                                                                     -----------------   ----------
                                                                                                            4,159,109         3.5%
     U.S.A.
     ------
          News Corporation, Class "B"                                                        11,256           195,179         0.2%


------------------------------------------------------------------------------------------------------------------------------------
                                     HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                   INVESTMENT PORTFOLIO
                                                       JULY 31, 2005
                                                        (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         % OF NET
                                                                                         SHARES           VALUE           ASSETS
                                                                                         ------           -----           ------
          Southern Peru Copper Corporation                                                    1,461            74,803         0.1%
                                                                                                     -----------------   ----------
                                                                                                              269,982         0.3%
     UKRAINE
     -------
          Centrenergo, Sponsored ADR                                                          3,570            31,291         0.0%
          Ukrnafta, Sponsored ADR                                                                58            12,452         0.0%
          Ukrtelecom, Sponsored GDR*                                                          9,912            68,527         0.1%
                                                                                                     -----------------   ----------
                                                                                                              112,270         0.1%
     UNITED KINGDOM
     --------------
          Anglo American PLC                                                                  4,409           111,691         0.1%
          Associated British Ports Holdings PLC                                              20,566           169,321         0.2%
          BAA PLC                                                                            14,144           150,164         0.1%
          Barclays PLC                                                                       30,925           303,026         0.3%
          BG Group PLC                                                                       59,988           497,314         0.4%
          BP PLC                                                                            126,643         1,402,466         1.3%
          British Sky Broadcasting PLC                                                       19,802           186,197         0.2%
          Burberry Group PLC                                                                 27,330           203,494         0.2%
          Cadbury Schweppes PLC                                                              20,661           199,181         0.2%
          Compass Group PLC                                                                  63,157           273,043         0.2%
          Diageo PLC                                                                         71,402           987,298         0.9%
          Exel PLC                                                                            6,007            99,493         0.1%
          GlaxoSmithKline PLC                                                                47,510         1,120,803         1.0%
          Highland Gold Mining Ltd.                                                          19,098            50,060         0.0%
          Hilton Group PLC                                                                   29,464           150,316         0.1%
          Imperial Tobacco Group PLC                                                         11,890           306,014         0.3%
          National Grid PLC                                                                   9,927            91,509         0.1%
          Pearson PLC                                                                        16,238           194,534         0.2%
          Peter Hambro Mining PLC*                                                           12,941           147,181         0.1%
          Prudential PLC                                                                     29,939           282,568         0.3%
          Reckitt Benckiser PLC                                                               5,367           161,452         0.1%
          Royal Bank of Scotland Group PLC                                                    7,870           234,533         0.2%
          Royal Dutch Shell PLC, Class "A"                                                   15,142           465,755         0.4%
          Royal Dutch Shell PLC, Class "B"                                                        1                36         0.0%
          SABMiller PLC                                                                       3,167            55,296         0.0%
          Scottish & Newcastle PLC                                                           11,015            88,798         0.1%
          Smith & Nephew PLC                                                                 43,409           413,135         0.4%
          Smiths Group PLC                                                                    6,272           105,758         0.1%
          Telewest Global, Inc.*                                                              4,742           105,936         0.1%
          Tesco PLC                                                                         128,747           737,231         0.7%
          The British Land Company PLC                                                        3,386            50,006         0.0%
          The Peninsular and Oriental Steam Navigation Company                               50,204           277,984         0.2%
          Vodafone Group PLC                                                                699,172         1,801,926         1.6%
          Whitbread PLC                                                                       3,619            62,965         0.1%
          William Hill PLC                                                                   10,665           108,256         0.1%
          Wolseley PLC                                                                        3,349            69,874         0.1%
          WPP Group PLC                                                                      23,836           252,852         0.2%
                                                                                                     -----------------   ----------
                                                                                                           11,917,466        10.7%
     VENEZUELA
     ---------
          Cia Anonima Nacional Telefonos de Venezuela (CANTV), Sponsored ADR                  5,534            92,362         0.1%
                                                                                                     -----------------   ----------
Total Common Stocks (cost $90,937,034)                                                                    104,618,754        94.0%

PREFERRED STOCKS (a)
--------------------
     GERMANY
     -------
          Henkel KGaA                                                                         1,024            96,305         0.1%
          ProsiebenSat.1 Media AG                                                            21,766           398,376         0.4%
          Rhoen-Klinikum AG                                                                     591            42,328         0.0%
          Volkswagen AG                                                                       2,986           123,356         0.1%
                                                                                                     -----------------   ----------
                                                                                                              660,365         0.6%
     POLAND
     ------
          Sniezka SA                                                                          6,301            46,995         0.1%
                                                                                                     -----------------   ----------
Total Preferred Stocks (cost $662,066)                                                                        707,360         0.7%

WARRANTS (a)
------------
     INDIA
     -----
          CLSA Financial Products Ltd.,/Bharti Televentures, 5/31/10                         61,449           400,536         0.4%
          Merrill Lynch Intl & Co./Bharti Televentures, 144A, 04/03/06                        7,756            50,546         0.1%
                                                                                                     -----------------   ----------
Total Warrants (cost $353,822)                                                                                451,082         0.5%

------------------------------------------------------------------------------------------------------------------------------------
                                     HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                   INVESTMENT PORTFOLIO
                                                       JULY 31, 2005
                                                        (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         % OF NET
                                                                                         SHARES           VALUE           ASSETS
                                                                                         ------           -----           ------
INVESTMENT COMPANIES (a)
------------------------
     AUSTRALIA
     ---------
          Macquarie Airports                                                                107,232           272,689         0.2%
          Macquarie Infrastructure Group, Class "B"                                          83,730           253,602         0.2%
                                                                                                     -----------------   ----------
                                                                                                              526,291         0.4%
     IRELAND
     -------
          Euro STOXX 50 LDRS                                                                 54,502         2,208,585         2.0%
                                                                                                     -----------------   ----------
     ROMANIA
     -------
          SIF 1 Banat Crisana Arad                                                           71,000            36,732         0.0%
          SIF 2 Moldova Bacau                                                                77,000            34,259         0.0%
          SIF 3 Transilvania Brasov                                                          29,000            15,704         0.0%
          SIF 4 Muntenia Bucuresti                                                           53,500            19,560         0.0%
          SIF 5 Oltenia Craiova                                                              41,000            21,070         0.0%
                                                                                                     -----------------   ----------
                                                                                                              127,325         0.0%
                                                                                                     -----------------   ----------
Total Investment Companies (cost $2,792,470)                                                                2,862,201         2.4%


------------------------------------------------------------------------------------------------------------------------------------
                                     HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                   INVESTMENT PORTFOLIO
                                                       JULY 31, 2005
                                                        (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL                        % OF NET
                                                                                         AMOUNT           VALUE           ASSETS
GOVERNMENT ISSUED SECURITIES (a) (b)                                                    ---------         -----          ----------
------------------------------------
     BULGARIA
     --------
          Republic of Bulgaria/Bulgaria Compensation Notes                                   20,144             8,371         0.0%
          Republic of Bulgaria/Bulgaria Housing Notes                                        13,665             5,508         0.0%
          Republic of Bulgaria/Bulgaria Registered Compensation Vouchers                     20,024             8,198         0.0%
                                                                                                     -----------------   ----------
                                                                                                               22,077         0.0%
     VENEZUELA
     ---------
          Republic of Venezuela, 9.25%, 9/15/27                                             153,000           159,350         0.2%
                                                                                                     -----------------   ----------
Total Government Issued Securities (cost $181,712)                                                            181,427         0.2%
                                                                                                     -----------------   ----------
Total Investment Portfolio excluding
      repurchase agreement (cost $94,927,104)                                                             108,820,824        97.8%
                                                                                                     -----------------   ----------

REPURCHASE AGREEMENT (a)
------------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated
July 29, 2005 @ 3.17% to be
repurchased at $1,212,320 on
August 1, 2005, collateralized by
$1,270,000 United States Treasury Notes,
3.625% due May 15, 2013, (market value
$1,233,936 including interest)
(cost $1,212,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              1,212,000         1.1%
                                                                                                     -----------------   ----------
TOTAL INVESTMENT PORTFOLIO
     (cost $96,139,104) (c), 98.9% (a) . . . . . . . . . . . . . . . . . . . .                            110,032,824        98.9%
OTHER ASSETS AND LIABILITIES, net, 1.1% (a). . . . . . . . . . . . . . . . . .                              1,285,048         1.1%
                                                                                                     -----------------   ----------
NET ASSETS, 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $ 111,317,872       100.0%
                                                                                                     =================   ==========

--------

* Non-income producing security.
(a) Percentages indicated are based on net assets.
(b) U.S. dollar denominated.
(c) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $13,893,720 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $15,317,461 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $1,423,741.

        ADR  -   American Depository Receipt.
        GDR  -   Global Depository Receipt.
        SDR  -   Swedish Depository Receipt.
        144A -   Securities are registered pursuant to Rule 144A of the
                 Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. Securities are deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities.

        The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                             HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                                        INVESTMENT PORTFOLIO
                                                            JULY 31, 2005
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          % OF NET
                                                                                 SHARES              VALUE                 ASSETS
                                                                                 ------              -----                 ------
COMMON STOCKS & RIGHTS
----------------------
    ADVERTISING
    -----------
       Getty Images, Inc.*                                                      131,600         $    10,626,700             1.1%
                                                                                               -----------------        ------------
    ANALOG SEMICONDUCTORS
    ---------------------
       Linear Technology Corporation                                            229,000               8,898,940             0.9%
                                                                                               -----------------        ------------
    BIOTECHNOLOGY
    -------------
       Charles River Laboratories International, Inc.*                          214,100              10,426,670             1.1%
       Invitrogen Corporation*                                                   58,400               5,008,968             0.5%
                                                                                               -----------------        ------------
                                                                                                     15,435,638             1.6%
    BUILDING MATERIALS
    ------------------
       Rinker Group Ltd., Sponsored ADR                                         166,400               9,558,016             1.0%
                                                                                               -----------------        ------------
    CHEMICALS
    ---------
       Ashland Inc.                                                             217,900              13,389,955             1.4%
       Praxair, Inc.                                                            257,600              12,722,864             1.4%
                                                                                               -----------------        ------------
                                                                                                     26,112,819             2.8%
    COMMERCIAL SERVICES
    -------------------
       Interactive Data Corporation                                             390,600               8,366,652             0.9%
       ITT Educational Services, Inc. *                                         182,000               9,327,500             1.0%
       Robert Half International Inc.                                           158,700               5,378,343             0.6%
                                                                                               -----------------        ------------
                                                                                                     23,072,495             2.5%
    COMPUTERS
    ---------
       Diebold, Inc.                                                            294,700              14,640,696             1.6%
       DST Systems Inc.*                                                        254,900              12,938,724             1.4%
       Kronos Inc.*                                                             269,740              12,677,780             1.4%
                                                                                               -----------------        ------------
                                                                                                     40,257,200             4.4%
    COSMETICS/PERSONAL CARE
    -----------------------
       Alberto-Culver Company                                                   143,255               6,463,666             0.7%
       The Estee Lauder Companies Inc., Class "A"                               369,400              14,458,316             1.5%
                                                                                               -----------------        ------------
                                                                                                     20,921,982             2.2%
    DISTRIBUTION/WHOLESALE
    ----------------------
       CDW Corporation                                                          213,000              13,206,000             1.4%
                                                                                               -----------------        ------------
    DIVERSIFIED MANUFACTURER
    ------------------------
       Danaher Corporation                                                      407,500              22,595,875             2.4%
       ESCO Technologies Inc.*                                                  108,100              11,849,922             1.3%
                                                                                               -----------------        ------------
                                                                                                     34,445,797             3.7%
    ELECTRICAL COMPONENTS & EQUIPMENT
    ---------------------------------
       AMETEK, Inc.                                                             382,300              15,750,760             1.7%
                                                                                               -----------------        ------------
    ELECTRONICS
    -----------
       Amphenol Corporation, Class "A"                                          508,000              22,626,320             2.4%
                                                                                               -----------------        ------------
    ENGINEERING & CONSTRUCTION
    --------------------------
       Chicago Bridge & Iron Company N.V.                                       750,860              20,986,537             2.2%
                                                                                               -----------------        ------------
    ENTERTAINMENT
    -------------
       GTECH Holdings Corporation                                               593,000              17,766,280             1.9%
                                                                                               -----------------        ------------
    ENVIRONMENTAL CONTROL
    ---------------------
       Republic Services, Inc.                                                  399,000              14,463,750             1.5%
                                                                                               -----------------        ------------
    FINANCIAL SERVICES
    ------------------
       Affiliated Managers Group, Inc.*                                         181,900              12,969,470             1.4%
       BlackRock, Inc.                                                           54,010               4,590,850             0.5%
       Legg Mason, Inc.                                                         145,500              14,862,825             1.6%
                                                                                               -----------------        ------------
                                                                                                     32,423,145             3.5%
    FOOD
    ----
       McCormick & Company, Inc.                                                297,320              10,340,790             1.1%
                                                                                               -----------------        ------------
    FOREST PRODUCTS & PAPER
    -----------------------
       Neenah Paper, Inc.                                                       279,200               9,199,640             1.0%
                                                                                               -----------------        ------------

------------------------------------------------------------------------------------------------------------------------------------
                                             HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                                        INVESTMENT PORTFOLIO
                                                            JULY 31, 2005
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          % OF NET
                                                                                 SHARES              VALUE                 ASSETS
                                                                                 ------              -----                 ------
    HEALTHCARE PRODUCTS
    -------------------
       C.R. Bard, Inc.                                                          227,800              15,214,762             1.6%
       Dade Behring Holdings, Inc.                                              140,300              10,634,740             1.1%
       Edwards Lifesciences Corporation*                                        328,400              15,063,708             1.6%
       Respironics, Inc.*                                                       344,600              13,060,340             1.4%
                                                                                               -----------------        ------------
                                                                                                     53,973,550             5.7%
    HEALTHCARE SERVICES
    -------------------
       Coventry Health Care, Inc.*                                              197,900              13,997,467             1.5%
       Lincare Holdings, Inc.*                                                  523,500              21,117,990             2.2%
                                                                                               -----------------        ------------
                                                                                                     35,115,457             3.7%
    HOME FURNISHINGS
    ----------------
       Harman International Industries, Inc.                                    166,100              14,276,295             1.5%
                                                                                               -----------------        ------------
    HOUSEHOLD PRODUCTS
    ------------------
       Fortune Brands, Inc.                                                     192,375              18,189,056             1.9%
       The Scotts Miracle-Gro Company, Class "A" *                              156,100              12,238,240             1.3%
                                                                                               -----------------        ------------
                                                                                                     30,427,296             3.2%
    INSURANCE
    ---------
       AMBAC Financial Group, Inc.                                              207,300              14,892,432             1.6%
       Brown & Brown, Inc.                                                      219,800               9,521,736             1.0%
       HCC Insurance Holdings, Inc.                                             517,200              14,336,784             1.5%
       Markel Corporation*                                                       37,200              12,499,200             1.3%
       Mercury General Corporation                                              187,500              10,820,625             1.1%
       PartnerRe Ltd.                                                           169,700              10,999,954             1.2%
       Primus Guaranty, Ltd.*                                                   411,600               5,593,644             0.6%
       Protective Life Corporation                                              240,300              10,467,468             1.1%
                                                                                               -----------------        ------------
                                                                                                     89,131,843             9.4%
    LEISURE TIME
    ------------
       Royal Caribbean Cruises Ltd.                                             186,400               8,471,880             0.9%
                                                                                               -----------------        ------------
    LODGING
    -------
       Gaylord Entertainment Company*                                           247,400              11,860,356             1.3%
                                                                                               -----------------        ------------
    LOGIC SEMICONDUCTORS
    --------------------
       Microchip Technology Inc.                                                377,200              11,719,604             1.2%
                                                                                               -----------------        ------------
    MACHINERY
    ---------
       IDEX Corporation                                                         154,300               6,739,824             0.7%
                                                                                               -----------------        ------------
    MACHINERY-DIVERSIFIED
    ---------------------
       Graco Inc.                                                               333,400              12,745,882             1.4%
                                                                                               -----------------        ------------
    OFFICE FURNISHINGS
    ------------------
       HNI Corporation                                                          173,200              10,071,580             1.1%
                                                                                               -----------------        ------------
    OIL & GAS
    ---------
       Marathon Oil Corporation                                                  51,512               3,006,215             0.3%
       Newfield Exploration Company*                                            284,600              12,092,654             1.3%
       Noble Energy, Inc.                                                       142,900              11,790,679             1.3%
       XTO Energy Inc.                                                          298,900              10,488,401             1.1%
                                                                                               -----------------        ------------
                                                                                                     37,377,949             4.0%
    OIL & GAS SERVICES
    ------------------
       FMC Technologies, Inc.*                                                  492,900              17,867,625             1.9%
                                                                                               -----------------        ------------
    PACKAGING & CONTAINERS
    ----------------------
       Ball Corporation                                                         445,080              16,890,786             1.8%
                                                                                               -----------------        ------------
    PHARMACEUTICALS
    ---------------
       Omnicare, Inc.                                                           246,300              11,354,430             1.2%
                                                                                               -----------------        ------------
    PRINTING & PUBLISHING
    ---------------------
       Dex Media, Inc.                                                          745,000              18,736,750             2.0%
                                                                                               -----------------        ------------

------------------------------------------------------------------------------------------------------------------------------------
                                             HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                                        INVESTMENT PORTFOLIO
                                                            JULY 31, 2005
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          % OF NET
                                                                                 SHARES              VALUE                 ASSETS
                                                                                 ------              -----                 ------
    RETAIL
    ------
       Advance Auto Parts, Inc.*                                                 71,310               4,917,538             0.5%
       Regis Corporation                                                        247,200              10,323,072             1.1%
       Tiffany & Co.                                                            447,000              15,211,410             1.6%
                                                                                               -----------------        ------------
                                                                                                     30,452,020             3.2%
    SAVINGS & LOANS
    ---------------
       NewAlliance Bancshares, Inc.                                             688,300               9,945,935             1.1%
                                                                                               -----------------        ------------
    SOFTWARE
    --------
       Activision, Inc.*                                                        448,266               9,117,730             0.9%
       Cognos Inc.*                                                             350,200              13,699,824             1.5%
       Global Payments Inc.                                                      61,000               4,040,640             0.4%
       SEI Investments Company                                                  237,500               9,181,750             1.0%
                                                                                               -----------------        ------------
                                                                                                     36,039,944             3.8%
    TELECOMMUNICATIONS
    ------------------
       Alamosa Holdings, Inc.*                                                  710,300              11,407,418             1.2%
       Scientific-Atlanta, Inc.                                                 255,770               9,847,145             1.0%
       TELUS Corporation                                                        537,200              18,748,280             2.0%
                                                                                               -----------------        ------------
                                                                                                     40,002,843             4.2%
    TELEVISION, CABLE & RADIO
    -------------------------
       EchoStar Communications Corporation, Class "A"                           439,700              12,628,184             1.3%
       Rogers Communications Inc., Class "B"                                    556,800              20,562,624             2.2%
                                                                                               -----------------        ------------
                                                                                                     33,190,808             3.5%
    TEXTILES
    --------
       Mohawk Industries, Inc.*                                                 102,600               9,010,331             1.0%
                                                                                               -----------------        ------------
    TRANSPORTATION
    --------------
       Expeditors International of Washington, Inc.                             110,800               6,099,540             0.6%
       J.B. Hunt Transport Services, Inc.                                       590,800              11,597,404             1.2%
                                                                                               -----------------        ------------
                                                                                                     17,696,944             1.8%
Total Common Stocks (cost $778,249,573)                                                             909,192,741            96.5%
                                                                                               -----------------        ------------
REPURCHASE AGREEMENT
 Repurchase Agreement with State Street
 Bank and Trust Company, dated
 July 29, 2005 @ 3.17% to be
 repurchased at $14,367,794 on
 August 1, 2005, collateralized by
 $15,045,000 United States Treasury Notes,
 3.625% due May 15, 2013,
 (market value $14,591,964 including interest)
 (cost $14,364,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          14,364,000             1.5%
                                                                                               -----------------        ------------
TOTAL INVESTMENT PORTFOLIO (COST $792,613,573) (a)                                                  923,556,741            98.0%
OTHER ASSETS AND LIABILITIES, NET,                                                                   18,887,046             2.0%
                                                                                               -----------------        ------------
NET ASSETS                                                                                      $   942,443,787           100.0%
                                                                                               =================        ============

-------
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $130,943,168 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $133,498,718 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $2,555,550

ADR - American Depository Receipt.

-----------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                        INVESTMENT PORTFOLIO
                                                            JULY 31, 2005
                                                             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            % OF NET
                                                                              SHARES             VALUE       ASSETS
                                                                              ------             -----      -------
COMMON STOCKS
-------------
    AGRICULTURE
    -----------
       Delta & Pine Land Company                                                123,800     $ 3,311,650         1.0%
                                                                                         ---------------   ----------
    BANKS
    -----
       Capital Crossing Bank*                                                    88,000       3,221,680         0.9%
                                                                                         ---------------   ----------
    BEVERAGES
    ---------
       Constellation Brands, Inc., Class "A"*                                   119,000       3,260,600         0.9%
                                                                                         ---------------   ----------
    BIOTECHNOLOGY
    -------------
       Bio-Rad Laboratories, Inc., Class "A"*                                    10,000         600,300         0.2%
       Charles River Laboratories International, Inc.*                          147,200       7,168,640         2.1%
       deCODE genetics, Inc.*                                                   224,225       2,197,405         0.6%
                                                                                         ---------------   ----------
                                                                                              9,966,345         2.9%
    BUILDING MATERIALS
    ------------------
       Lennox International Inc.                                                227,000       5,543,340         1.6%
                                                                                         ---------------   ----------
    COMMERCIAL SERVICES
    -------------------
       ADESA, Inc.                                                              247,600       5,991,920         1.7%
       Corrections Corporation of America*                                       62,200       2,338,098         0.7%
       Interactive Data Corporation*                                            239,000       5,119,380         1.5%
       Navigant Consulting, Inc.*                                               100,000       2,000,000         0.6%
       NCO Group, Inc.*                                                         136,000       2,771,680         0.8%
                                                                                         ---------------   ----------
                                                                                             18,221,078         5.3%
    COMPUTERS
    ---------
       FactSet Research Systems Inc.                                            118,062       4,330,514         1.3%
       McData Corporation, Class "A"*                                           195,000         943,800         0.2%
       RadiSys Corporation*                                                     174,500       3,025,830         0.9%
                                                                                         ---------------   ----------
                                                                                              8,300,144         2.4%
    DISTRIBUTION/WHOLESALE
    ----------------------
       Hughes Supply, Inc.                                                      160,000       4,547,200         1.3%
       ScanSource, Inc.*                                                         52,000       2,481,960         0.7%
       SCP Pool Corporation                                                      68,200       2,485,208         0.7%
       Tech Data Corporation*                                                   143,500       5,564,930         1.6%
                                                                                         ---------------   ----------
                                                                                             15,079,298         4.3%
    DIVERSIFIED MANUFACTURER
    ------------------------
       Actuant Corporation, Class "A"                                            48,500       2,256,705         0.7%
       Applied Films Corporation*                                               120,800       3,173,416         0.9%
       Federal Signal Corporation                                               175,000       3,062,500         0.9%
       Jacuzzi Brands, Inc.*                                                    425,000       4,611,250         1.3%
                                                                                         ---------------   ----------
                                                                                             13,103,871         3.8%
    ELECTRICAL COMPONENTS & EQUIPMENT
    ---------------------------------
       Belden CDT Inc.                                                          117,000       2,597,400         0.8%
       General Cable Corporation*                                               177,200       2,941,520         0.9%
       Littelfuse, Inc.*                                                         24,000         693,360         0.2%
                                                                                         ---------------   ----------
                                                                                              6,232,280         1.9%
    ELECTRONICS
    -----------
       Benchmark Electronics, Inc.*                                              78,000       2,496,000         0.7%
       Gentex Corporation                                                        69,100       1,231,362         0.4%
       OYO Geospace Corporation*                                                 47,100         904,320         0.3%
       Photon Dynamics, Inc.*                                                    73,700       1,395,510         0.4%
       TTM Technologies, Inc.*                                                  239,300       1,696,637         0.4%
                                                                                         ---------------   ----------
                                                                                              7,723,829         2.2%
    ENERGY-ALTERNATIVE SOURCES
    --------------------------
       FuelCell Energy, Inc.*                                                    47,000         465,300         0.1%
       Headwaters Inc.*                                                          44,575       1,905,581         0.6%
                                                                                         ---------------   ----------
                                                                                              2,370,881         0.7%

-----------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                        INVESTMENT PORTFOLIO
                                                            JULY 31, 2005
                                                             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            % OF NET
                                                                              SHARES             VALUE       ASSETS
                                                                              ------             -----      -------
    ENGINEERING & CONSTRUCTION
    --------------------------

       URS Corporation*                                                         161,200       6,036,940         1.7%
                                                                                         ---------------   ----------

    ENTERTAINMENT
    -------------
       Alliance Gaming Corporation*                                              79,725       1,220,590         0.4%
       Lions Gate Entertainment Corporation*                                    266,900       2,735,725         0.8%
       Nevada Gold & Casinos, Inc.*                                              62,800         680,124         0.2%
       Shuffle Master, Inc.*                                                    139,475       3,742,114         1.1%
                                                                                         ---------------   ----------
                                                                                              8,378,553         2.5%
    ENVIRONMENTAL CONTROL
    ---------------------
       Aleris International, Inc.*                                              203,300       4,649,471         1.3%
       Duratek, Inc.*                                                           124,705       3,104,531         0.9%
       Waste Connections, Inc.*                                                 132,462       4,768,632         1.4%
                                                                                         ---------------   ----------
                                                                                             12,522,634         3.6%
    HEALTHCARE PRODUCTS
    -------------------
       American Medical Systems Holdings, Inc.*                                 186,850       4,344,262         1.3%
       Arrow International, Inc.                                                 62,600       1,969,396         0.6%
       DJ Orthopedics, Inc.*                                                     63,200       1,550,296         0.4%
       Inamed Corporation*                                                       47,800       3,461,676         1.0%
       Respironics, Inc.*                                                       134,800       5,108,920         1.5%
       SurModics, Inc.*                                                          43,025       1,671,952         0.5%
       The Cooper Companies, Inc.                                                28,700       1,971,690         0.6%
       Thoratec Corporation*                                                     54,850         906,122         0.3%
                                                                                         ---------------   ----------
                                                                                             20,984,314         6.2%
    HEALTHCARE SERVICES
    -------------------
       American Healthways, Inc.*                                                72,600       3,235,782         0.9%
       Centene Corporation*                                                      88,475       2,592,318         0.7%
       Horizon Health Corporation*                                              141,600       3,684,432         1.1%
                                                                                         ---------------   ----------
                                                                                              9,512,532         2.7%
    HOME BUILDERS
    -------------
       Champion Enterprises, Inc.*                                              284,000       3,425,040         1.0%
                                                                                         ---------------   ----------
    HOME FURNISHINGS
    ----------------
       Tempur-Pedic International Inc.*                                         173,200       2,980,772         0.9%
       Universal Electronics, Inc.*                                             224,125       4,079,075         1.2%
                                                                                         ---------------   ----------
                                                                                              7,059,847         2.1%
    INSURANCE
    ---------
       Philadelphia Consolidated Holding Corp.*                                  20,125       1,670,778         0.5%
       Primus Guaranty, Ltd.*                                                    62,715         852,297         0.2%
       The PMI Group, Inc.                                                      114,500       4,688,775         1.4%
                                                                                         ---------------   ----------
                                                                                              7,211,850         2.1%
    INTERNET
    --------
       1-800-FLOWERS.COM, Inc., Class "A"*                                      305,000       2,275,300         0.7%
       Blue Nile, Inc.*                                                          31,000       1,031,060         0.3%
       eCollege.com*                                                             72,600         862,488         0.2%
       Internet Capital Group, Inc.*                                            264,575       1,807,047         0.6%
       Radware Ltd.*                                                             18,261         310,985         0.1%
                                                                                         ---------------   ----------
                                                                                              6,286,880         1.9%
    INVESTMENT COMPANIES
    --------------------
       MCG Capital Corporation                                                  226,000       4,158,400         1.2%
                                                                                         ---------------   ----------
    LEISURE TIME
    ------------
       Orange 21 Inc.*                                                           20,300         129,514         0.0%
                                                                                         ---------------   ----------
    MACHINERY
    ---------

-----------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                        INVESTMENT PORTFOLIO
                                                            JULY 31, 2005
                                                             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            % OF NET
                                                                              SHARES             VALUE       ASSETS
                                                                              ------             -----      -------
       UNOVA, Inc.*                                                             351,800       9,692,090         2.8%
                                                                                         ---------------   ----------
    MEMORY  &  COMMODITY SEMICONDUCTORS
    -----------------------------------
       Integrated Device Technology, Inc.*                                      266,000       3,074,960         0.9%
                                                                                         ---------------   ----------
    METAL FABRICATE/HARDWARE
    ------------------------
       Kaydon Corporation                                                       118,000       3,641,480         1.0%
       NS Group, Inc.*                                                           59,900       2,542,755         0.7%
                                                                                         ---------------   ----------
                                                                                              6,184,235         1.7%
    OIL & GAS
    ---------
       Comstock Resources, Inc.*                                                165,000       4,568,850         1.3%
       Energy Partners, Ltd.*                                                   125,000       3,307,500         1.0%
       Patterson-UTI Energy, Inc.                                               108,050       3,547,282         1.0%
       Swift Energy Company*                                                    112,100       4,571,438         1.3%
       Unit Corporation*                                                        117,025       5,558,688         1.6%
                                                                                         ---------------   ----------
                                                                                             21,553,758         6.2%
    OIL & GAS SERVICES
    ------------------
       Core Laboratories N.V.*                                                   43,075       1,387,015         0.4%
       Maverick Tube Corporation*                                                55,900       1,854,203         0.5%
       Tetra Technologies, Inc.*                                                 26,200       1,044,594         0.3%
                                                                                         ---------------   ----------
                                                                                              4,285,812         1.2%
    PHARMACEUTICALS
    ---------------
       Connetics Corporation*                                                    89,400       1,672,674         0.5%
       Dendreon Corporation*                                                    122,600         720,888         0.2%
       KV Pharmaceutical Company, Class "A"*                                    161,100       2,563,101         0.7%
       Medicis Pharmaceutical Corporation, Class "A"                             49,600       1,682,432         0.5%
       NBTY, Inc.*                                                              119,250       2,885,850         0.8%
                                                                                         ---------------   ----------
                                                                                              9,524,945         2.7%
    PRINTING & PUBLISHING
    ---------------------
       John Wiley & Sons, Inc., Class "A"                                       158,200       6,778,870         2.0%
                                                                                         ---------------   ----------
    REITS
    -----
       Aames Investment Corporation                                             415,000       3,834,600         1.1%
       Crescent Real Estate Equities Company                                    135,000       2,635,200         0.8%
       Highland Hospitality Corporation                                         276,500       3,345,650         1.0%
                                                                                         ---------------   ----------
                                                                                              9,815,450         2.9%
    RETAIL
    ------
       A.C. Moore Arts & Crafts, Inc.*                                           55,650       1,598,824         0.5%
       Brinker International, Inc.*                                             136,500       5,582,850         1.6%
       Build-A-Bear Workshop, Inc.*                                              64,175       1,540,200         0.4%
       Cabela's Inc., Class "A"*                                                116,200       2,561,048         0.7%
       Cash America International, Inc.                                          64,000       1,332,480         0.4%
       CBRL Group, Inc.                                                         100,200       3,924,834         1.1%
       Genesco Inc.*                                                            125,325       4,670,863         1.3%
       Stage Stores, Inc.*                                                       95,600       4,222,652         1.2%
       United Auto Group, Inc.                                                   85,500       3,022,425         0.9%
                                                                                         ---------------   ----------
                                                                                             28,456,176         8.1%
    SAVINGS & LOANS
    ---------------
       BankAtlantic Bancorp, Inc.                                                41,375         742,268         0.2%
       Commercial Capital Bancorp, Inc.                                         182,000       3,610,880         1.0%
       Harbor Florida Bancshares, Inc.                                            6,725         258,106         0.1%
                                                                                         ---------------   ----------
                                                                                              4,611,254         1.3%
    SEMICONDUCTOR EQUIPMENT
    -----------------------
       Axcelis Technologies, Inc.*                                              345,000       2,383,950         0.7%
       Mattson Technology Inc.*                                                 170,000       1,445,000         0.4%
                                                                                         ---------------   ----------
                                                                                              3,828,950         1.1%

-----------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                        INVESTMENT PORTFOLIO
                                                            JULY 31, 2005
                                                             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            % OF NET
                                                                              SHARES             VALUE       ASSETS
                                                                              ------             -----      -------
    SOFTWARE
    --------
       ANSYS, Inc.*                                                              91,950       3,343,302         1.0%
       Datastream Systems, Inc.*                                                367,500       2,866,500         0.8%
       Dendrite International, Inc.*                                            285,900       4,946,070         1.4%
       Eclipsys Corporation*                                                    161,525       2,741,079         0.8%
       Global Payments Inc.                                                      48,100       3,186,144         0.9%
       infoUSA Inc.                                                             393,000       4,625,610         1.3%
       MoneyGram International, Inc.                                            217,500       4,576,200         1.3%
       Netsmart Technologies Inc.*                                              131,075       1,428,585         0.4%
                                                                                         ---------------   ----------
                                                                                             27,713,490         7.9%
    TELECOMMUNICATIONS
    ------------------
       C-COR Inc.*                                                              225,000       1,874,250         0.5%
       CommScope, Inc.*                                                         350,000       5,911,500         1.7%
       EMS Technologies, Inc.*                                                  128,700       1,962,674         0.6%
       Tekelec*                                                                 152,350       2,530,533         0.7%
                                                                                         ---------------   ----------
                                                                                             12,278,957         3.5%
    TRANSPORTATION
    --------------
       Hub Group, Inc., Class "A"*                                               40,000       1,239,200         0.4%
       OMI Corporation                                                          149,600       2,697,288         0.8%
                                                                                         ---------------   ----------
                                                                                              3,936,488         1.2%

Total Common Stocks (cost $255,692,932)                                                     333,776,935        96.4%
                                                                                         ---------------   ----------

REPURCHASE AGREEMENT
--------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated
July 29, 2005 @ 3.17% to be
repurchased at $13,736,628 on
August 1, 2005, collateralized by
$14,385,000 United States Treasury Notes,
3.625% due May 15, 2013, (market value
$13,951,838 including interest)
 (cost $13,733,000) . . . . . . . . . . . . . . . . . . . . . . . . . . .                    13,733,000         4.0%
                                                                                         ---------------   ----------
TOTAL INVESTMENT PORTFOLIO (COST $269,425,932) (a)                                          347,509,935       100.4%
OTHER ASSETS AND LIABILITIES, NET,                                                           (1,515,000)       -0.4%
                                                                                         ---------------   ----------
NET ASSETS                                                                                $ 345,994,935       100.0%
                                                                                          ===============   ==========

-------
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $78,084,003 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $82,843,043 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $4,759,040.

---------------------------------------------------------------------------------------------------------------------------
                                          HERITAGE SERIES TRUST - VALUE EQUITY FUND
                                                    INVESTMENT PORTFOLIO
                                                        JULY 31, 2005
                                                         (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          % OF NET
                                                                      SHARES                VALUE           ASSETS
                                                                      ------                -----         --------
COMMON STOCKS
-------------
    AGRICULTURE
    -----------
       Altria Group Inc.                                              44,500         $     2,979,720              8.0%
       Imperial Tobacco Group PLC., Sponsored ADR                      3,300                 171,732              0.5%
       Universal Corporation                                          11,600                 553,320              1.5%
       UST Inc.                                                       34,750               1,599,195              4.3%
                                                                                     ---------------    --------------
                                                                                           5,303,967             14.3%
    AUTO MANUFACTURERS
    ------------------
       Ford Motor Company                                             15,500                 166,470              0.4%
                                                                                     ---------------    --------------
    BANKS
    -----
       Bank of America Corporation                                    23,560               1,027,216              2.8%
       KeyCorp                                                        12,800                 438,272              1.2%
       The PNC Financial Services Group, Inc.                          5,400                 296,028              0.8%
       U.S. Bancorp                                                   11,300                 339,678              0.9%
       Wachovia Corporation                                            5,500                 277,090              0.7%
                                                                                     ---------------    --------------
                                                                                           2,378,284              6.4%
    COMPUTERS
    ---------
       Electronic Data Systems Corporation                            40,225                 827,428              2.2%
                                                                                     ---------------    --------------
    DIVERSIFIED MANUFACTURER
    ------------------------
       General Electric Company                                       14,100                 486,450              1.3%
       Tyco International Ltd.                                        14,500                 441,815              1.2%
                                                                                     ---------------    --------------
                                                                                             928,265              2.5%
    FINANCIAL SERVICES
    ------------------
       Citigroup Inc.                                                  5,600                 243,600              0.7%
       Fannie Mae                                                     25,400               1,418,844              3.8%
       Freddie Mac                                                    36,800               2,328,704              6.2%
                                                                                     ---------------    --------------
                                                                                           3,991,148             10.7%
    FOOD
    ----
       Safeway Inc.                                                    5,700                 138,510              0.4%
                                                                                     ---------------    --------------
    HEALTHCARE PRODUCTS
    -------------------
       Becton, Dickinson and Company                                   4,825                 267,160              0.7%
                                                                                     ---------------    --------------
    HEALTHCARE SERVICES
    -------------------
       HCA Inc.                                                       13,000                 640,250              1.7%
       Laboratory Corporation of America Holdings*                    15,080                 764,104              2.0%
       Quest Diagnostics Inc.                                         13,880                 712,599              1.9%
                                                                                     ---------------    --------------
                                                                                           2,116,953              5.6%
    INSURANCE
    ---------
       American International Group, Inc.                             14,400                 866,880              2.3%
       The St. Paul Travelers Companies, Inc.                          3,100                 136,462              0.4%
                                                                                     ---------------    --------------
                                                                                           1,003,342              2.7%
    OIL & GAS
    ---------
       Anadarko Petroleum Corporation                                  2,000                 176,700              0.5%
       Apache Corporation                                              6,300                 430,920              1.2%
       Burlington Resources, Inc.                                      6,800                 435,948              1.2%
       Chevron Corporation                                            24,500               1,421,245              3.8%
       ConocoPhillips                                                 40,646               2,544,033              6.8%
       Devon Energy Corporation                                       22,200               1,245,198              3.3%
       EnCana Corporation                                              2,800                 115,780              0.3%
       Kerr-McGee Corporation                                            245                  19,651              0.1%
       Occidental Petroleum Corporation                                6,400                 526,592              1.4%
       Pogo Producing Company                                          2,400                 132,072              0.4%
       Transocean Inc.*                                                  200                  11,286              0.0%
                                                                                     ---------------    --------------
                                                                                           7,059,425             19.0%
    PHARMACEUTICALS
    ---------------
       AmerisourceBergen Corporation                                   9,500                 682,005              1.8%
       Bristol-Myers Squibb Company                                   35,395                 884,167              2.4%
       Cardinal Health, Inc.                                           5,200                 309,816              0.8%
       Medco Health Solutions, Inc.*                                  13,763                 666,680              1.8%
       Merck & Co., Inc.                                              13,825                 429,404              1.2%
       Pfizer, Inc.                                                   26,905                 712,982              1.9%
       Schering-Plough Corporation                                     3,135                  65,271              0.2%

---------------------------------------------------------------------------------------------------------------------------
                                          HERITAGE SERIES TRUST - VALUE EQUITY FUND
                                                    INVESTMENT PORTFOLIO
                                                        JULY 31, 2005
                                                         (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          % OF NET
                                                                      SHARES                VALUE           ASSETS
                                                                      ------                -----         --------
       Wyeth                                                           3,325                 152,119              0.4%
                                                                                     ---------------    --------------
                                                                                           3,902,444             10.5%
PIPELINES
---------
       El Paso Corporation                                            28,600                 343,200              0.9%
                                                                                     ---------------    --------------

RETAIL
------
       Borders Group, Inc.                                            26,850                 666,148              1.8%
       Federated Department Stores, Inc.                               8,700                 660,069              1.8%
       Home Depot, Inc.                                               15,600                 678,756              1.8%
       Staples, Inc.                                                  22,050                 502,078              1.3%
                                                                                     ---------------    --------------
                                                                                           2,507,051              6.7%
SAVINGS & LOANS
---------------
       Sovereign Bancorp Inc.                                         26,800                 642,933              1.7%
       Washington Mutual, Inc.                                        46,800               1,988,065              5.3%
                                                                                     ---------------    --------------
                                                                                           2,630,998              7.0%

Total Common Stocks (cost $25,721,171)                                                    33,564,645             90.0%
                                                                                     ---------------    --------------

REPURCHASE AGREEMENT
--------------------
 Repurchase Agreement with
 State Street Bank and Trust
 Company, dated July 29, 2005
 @ 3.17% to be repurchased at
 $3,651,964 on August 1, 2005,
 collateralized by $3,825,000
 United States Treasury Notes,
 3.625% due May 15, 2013,
 (market value $3,709,821
 including interest) (cost
 $3,651,000) . . . . . . . . .                                                             3,651,000              9.8%
                                                                                     ---------------   ---------------
TOTAL INVESTMENT PORTFOLIO (COST $29,372,171) (a)                                         37,215,645             99.8%
OTHER ASSETS AND LIABILITIES, NET,                                                            80,179              0.2%
                                                                                     ---------------   ---------------
NET ASSETS                                                                           $    37,295,824            100.0%
                                                                                     ===============    ==============

-------
* Non-income producing security.

(a)  The aggregate identified cost for
     federal income tax purposes is the
     same. Market value includes net
     unrealized appreciation of
     $7,843,474 which consists of
     aggregate gross unrealized
     appreciation for all securities in
     which there is an excess of market
     value over tax cost of $8,706,200
     and aggregate gross unrealized
     depreciation for all securities in
     which there is an excess of tax
     cost over market value of $862,726.

ADR -   American Depository Receipt.


                                              OPEN FUTURES CONTRACTS
                                              ----------------------

                                                                           NUMBER OF         EXPIRATION     UNREALIZED
                                                      CONTRACT TYPE        CONTRACTS            DATE       APPRECIATION
                                                      --------------       ----------           -----      ------------
                                                       S&P 500 Index          8               Sep-05           $ 61,252

                                                                                                         ---------------
                                                                                                         ---------------
                                                                                                               $ 61,252
                                                                                                         ---------------
                                                                                                         ---------------

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Series Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             HERITAGE SERIES TRUST


Date:  September 29, 2005                    /s/ K.C. CLARK
                                               -------------------------------
                                               K.C. Clark
                                               Executive Vice President and
                                               Principal Executive Officer


       Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date:  September 29, 2005                    /s/ K.C. CLARK
                                               -------------------------------
                                               K.C. Clark
                                               Executive Vice President and
                                               Principal Executive Officer


Date:  September 29, 2005                    /s/ ANDREA N. MULLINS
                                               -------------------------------
                                               Andrea N. Mullins
                                               Principal Financial Officer